SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Nov. 30, 2022
Supplemental Cash Flows Information Abstract
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

15. SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended November 30, 2022, 2021 and 2020, the Company has the following non-cash investing and financing activities:

	November 30, 2022	November 30, 2021	November 30, 2020
Non-cash financing activities:
Fair value of options exercised	-	158,106	-
Fair value of warrants granted	-	174,427	83,109
Fair value of warrants exercised	-	36,859	-
Shares issued for finders	-	100,500	-
Non-cash investing activities:
Shares to be issued to acquisition of inventory	-	-	22,800